Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Total available for sale, Fair Value	$ 34,519	$ 37,243	$ 5
U.S. Government Agencies
Assets:
Total available for sale, Fair Value	1,904	1,949
Residential Mortgage-backed Securities
Assets:
Total available for sale, Fair Value	27,108	29,629	5
Corporate Bonds and Other Debt Securities
Assets:
Total available for sale, Fair Value	5,507	5,665
Level 2
Assets:
Total available for sale, Fair Value	34,519	37,243	5
Fair Value Measurements on Recurring Basis
Assets:
Total available for sale, Fair Value	38,040	40,654	3,137
Fair Value Measurements on Recurring Basis | U.S. Government Agencies
Assets:
Total available for sale, Fair Value	1,904	1,949
Fair Value Measurements on Recurring Basis | Residential Mortgage-backed Securities
Assets:
Total available for sale, Fair Value	27,108	29,629	5
Fair Value Measurements on Recurring Basis | Corporate Bonds and Other Debt Securities
Assets:
Total available for sale, Fair Value	5,507	5,665
Fair Value Measurements on Recurring Basis | SBA Servicing Rights
Assets:
Total available for sale, Fair Value	3,521	3,411	3,132
Fair Value Measurements on Recurring Basis | Level 2
Assets:
Total available for sale, Fair Value	34,519	37,243	5
Fair Value Measurements on Recurring Basis | Level 2 | U.S. Government Agencies
Assets:
Total available for sale, Fair Value	1,904	1,949
Fair Value Measurements on Recurring Basis | Level 2 | Residential Mortgage-backed Securities
Assets:
Total available for sale, Fair Value	27,108	29,629	5
Fair Value Measurements on Recurring Basis | Level 2 | Corporate Bonds and Other Debt Securities
Assets:
Total available for sale, Fair Value	5,507	5,665
Fair Value Measurements on Recurring Basis | Level 3
Assets:
Total available for sale, Fair Value	3,521	3,411	3,132
Fair Value Measurements on Recurring Basis | Level 3 | SBA Servicing Rights
Assets:
Total available for sale, Fair Value	$ 3,521	$ 3,411	$ 3,132